FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Schedule of Nonrecurring Fair Value Measurements

	Year ended December 31, 2018

	Carrying
	amount	Quoted Prices in	Significant
	before	Active Markets	Other	Significant
	impairment	for Identical	Observable	Unobservable	Total
Description	losses	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Losses
Property, plant and equipment – cannot be relocated to Xinjiang plant (Note 3)	$11,482,905	$—	$—	$—	$11,482,905
Machinery and equipment related to discontinued wafer manufacturing operations (Note 3)	$66,810,621	$—	$—	$59,523,588	$7,287,033
Total	$78,293,526	$—	$—	$59,523,588	$18,769,938